Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Oct. 31, 2019
Bottom of range [member]
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5.00	$ 5.00
Common shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares		6,655,823	6,108,307
Number of shares issued	0	0
Common shares [member] | Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued	0	0
Common shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued	22,832	415,123